UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 4th Quarter 2010

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Constellation Wealth Advisors
Address: 505 Fifth Avenue
         19th Floor
         New York, New York  10017

13F File Number:  28-13618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip Frank
Title:     Genreal Counsel
Phone:     212 697 0500

Signature, Place, and Date of Signing:

     /s/ Philip Frank     New York, NY     March 2, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $67,090 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 0.125% 2/0  031162an0     8703  8714000 PRN      Sole                  8714000
BALL CORP                      COM              058498106      228     3356 SH       Sole                     3356
INDIA FD INC                   COM              454089103     6111   174045 SH       Sole                   174045
INTERNATIONAL BUSINESS MACHS   COM              459200101     3855    26265 SH       Sole                    26265
ISHARES INC                    MSCI BRAZIL      464286400     6142    79349 SH       Sole                    79349
ISHARES INC                    MSCI CHILE INVES 464286640     1715    21543 SH       Sole                    21543
ISHARES INC                    MSCI SINGAPORE   464286673     1667   120339 SH       Sole                   120339
ISHARES TR                     MSCI PERU CAP    464289842     1942    38570 SH       Sole                    38570
MEDTRONIC INC                  NOTE 1.500% 4/1  585055al0     5540  5540000 PRN      Sole                  5540000
NOBLE ENERGY INC               COM              655044105      389     4518 SH       Sole                     4518
NUCOR CORP                     COM              670346105     3017    68841 SH       Sole                    68841
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935s105     7058   256184 SH       Sole                   256184
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936b408     1197    37000 SH       Sole                    37000
RAYTHEON CO                    COM NEW          755111507     3993    86171 SH       Sole                    86171
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     2026   127015 SH       Sole                   127015
SPDR S&P 500 ETF TR            TR UNIT          78462f103     5293    42092 SH       Sole                    42092
SPDR SERIES TRUST              KBW REGN BK ETF  78464a698     2007    75877 SH       Sole                    75877
SUNCOR ENERGY INC NEW          COM              867224107     2220    57985 SH       Sole                    57985
SYMANTEC CORP                  NOTE 0.750% 6/1  871503ad0     1813  1750000 PRN      Sole                  1750000
TYCO INTERNATIONAL LTD         SHS              h89128104     2174    52465 SH       Sole                    52465